RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Tuition Fees [Member]
Related Party Transaction [Line Items]
Related party transactions			$ 8,672,904
Guarantee Fee [Member]
Related Party Transaction [Line Items]
Related party transactions		$ 18,188	90,490
Service Fee [Member]
Related Party Transaction [Line Items]
Related party transactions	$ 329,767	108,068	64,586
Mr. Han [Member]
Related Party Transaction [Line Items]
Maximum amount of undiscounted guarantee payments		$ 217,356
Guarantee liability
Payment to discharge guarantee obligation			78,931
Mr. Han [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Guarantee term	12 months
Mr. Han [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Guarantee term	20 months
Mr. Han [Member] | Amounts Received [Member]
Related Party Transaction [Line Items]
Related party transactions			(141,329)
Mr. Han [Member] | Repayments [Member]
Related Party Transaction [Line Items]
Related party transactions			232,879
Chuanbang [Member] | Amounts Received [Member]
Related Party Transaction [Line Items]
Related party transactions			(153,386)
Chuanbang [Member] | Repayments [Member]
Related Party Transaction [Line Items]
Related party transactions			$ 153,386
Precise Advance Limited [Member] | Amounts Received [Member]
Related Party Transaction [Line Items]
Related party transactions	$ (230,000)
Precise Advance Limited [Member] | Repayments [Member]
Related Party Transaction [Line Items]
Related party transactions	$ 230,000